Related Party Transactions - Summary of Significant Borrowing Transactions With Related Parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Korea Credit Bureau Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	₩ 10,200	₩ 19,982
Borrowing	0	0
Repayment		(1,000)
Others	17,689	(8,782)
Ending	27,889	10,200
Incheon Bridge Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	35,487	39,520
Borrowing	29,217	15,000
Repayment	(15,000)	(20,000)
Others	(1,065)	967
Ending	48,639	35,487
Jo Yang Industrial Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1	2
Others	(1)	(1)
Ending	0	1
KB No.17 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1,687	1,711
Borrowing	0	1,546
Repayment	(1,546)	(1,525)
Others	(141)	(45)
Ending	0	1,687
KB No.18 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	2,077	2,101
Borrowing	0	2,016
Repayment	(2,016)	(2,063)
Others	(61)	23
Ending	0	2,077
KB No.19 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1,013	1,053
Borrowing	0	1,000
Repayment	(1,000)	(1,000)
Others	(13)	(40)
Ending	0	1,013
KB No.20 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1,681	1,716
Borrowing	0	1,534
Repayment	(1,534)	(1,522)
Others	(147)	(47)
Ending	0	1,681
CellinCells Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	38	260
Others	(1)	(222)
Ending	37	38
Stratio, Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0	13
Others		(13)
Ending		0
Jungdo Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	4	4
Ending	4	4
Dae-A Leisure Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	17	636
Repayment		(479)
Others	137	(140)
Ending	154	17
Aju Good Technology Venture Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	6,286	3,093
Borrowing	6,577	3,840
Repayment	(3,840)	(1,442)
Others	(1,801)	795
Ending	7,222	6,286
KB Pre IPO Secondary Venture Fund No.1
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	103	629
Others	(103)	(526)
Ending	0	103
KB Star Office Private Real Estate Investment Trust No.1
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	2,578	4,255
Borrowing		0
Repayment	(2,578)	(1,770)
Others	0	93
Ending	0	2,578
SY Auto Capital Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	17	6
Others	(7)	11
Ending	10	17
RAND Bio Science Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	443	693
Borrowing		0
Repayment	0	(400)
Others	(440)	150
Ending	3	443
Wise Asset Management Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing	6
Repayment	(6)
Food Factory Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	839	1,555
Borrowing	511	507
Repayment	(1,018)	(500)
Others	332	(723)
Ending	664	839
Acts Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	154	18
Others	(154)	136
Ending	0	154
Big Dipper Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0	1
Borrowing	300
Repayment	(300)
Others	19	(1)
Ending	19	0
COMPUTERLIFE Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	0
Others	3
Ending	3	0
SKYDIGITAL INC.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	85	15
Others	(75)	70
Ending	10	85
KB-KDBC Pre-IPO New Technology Business Investment Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	904	923
Borrowing	0	0
Repayment	0	0
Others	(587)	(19)
Ending	317	904
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1,524	8,097
Others	2	(6,573)
Ending	1,526	1,524
Paycoms Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1	1
Ending	1	1
Spark Biopharma Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	6,015
Borrowing	41,165	1,000
Repayment	(27,539)	(3,000)
Others	(2,107)	8,015
Ending	17,534	6,015
NEOMIO CORP.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		535
Others		(535)
WJ Private Equity Fund No.1
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	260	349
Others	(39)	(89)
Ending	221	260
UPRISE, Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	4,001	11
Others	(3,974)	3,990
Ending	27	4,001
COSES GT Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1,939	292
Others	(726)	1,647
Ending	1,213	1,939
Swatch On Inc. [Member]
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	686	3,947
Borrowing	0	200
Repayment	0	(3,501)
Others	(686)	40
Ending	0	686
GOMI CORPORATION
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	3,188	37
Others	(2,273)	3,151
Ending	915	3,188
S&E Bio Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	263	1,142
Borrowing	50
Others	6,106	(879)
Ending	6,419	263
4N Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	39	76
Others	(34)	(37)
Ending	5	39
Contents First
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	12,650	1,823
Borrowing	10,000	20,000
Repayment	(16,000)	(11,000)
Others	(1,640)	1,827
Ending	5,010	12,650
December & Company Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1	1
Ending	1	1
GENINUS Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	34,415	13,630
Repayment	0	(5,000)
Others	(34,415)	25,785
Ending	0	34,415
Key management
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	16,996	17,167
Borrowing	20,855	16,574
Repayment	(17,189)	(16,994)
Others	(3,043)	249
Ending	17,619	16,996
Wyatt Corp
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1	1
Others		0
Ending	1	1
G1 Playground Co Ltd
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	354
Others	(354)	354
Ending	0	354
SuperNGine Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	944
Others	(927)	944
Ending	17	944
Desilo Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	168
Others	(167)	168
Ending	1	168
Turing Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	1,054
Others	1,734	1,054
Ending	2,788	1,054
Mantisco Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	386
Others	237	386
Ending	623	386
IGGYMOB Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	2,938
Others	(2,684)	2,938
Ending	254	₩ 2,938
Iwon Alloy Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Others	1
Ending	1
KB No.21 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing	2,000
Others	263
Ending	2,263
KB No.22 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Others	1,948
Ending	1,948
KB No.23 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing	2,133
Others	72
Ending	2,205
KB No.24 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Others	9,983
Ending	9,983
Pin Therapeutics Inc
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing	21,000
Repayment	(16,200)
Others	1,233
Ending	6,033
TMAP Mobility Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing	80,000
Repayment	(50,000)
Ending	30,000
Nextrade Co., Ltd.1
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing	56,200
Others	2
Ending	56,202
ZIPDOC Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Others	915
Ending	915
TeamSparta Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing	9,000
Repayment	(4,000)
Others	7,502
Ending	12,502
Chabot Mobility Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Others	86
Ending	86
Wemade Connect Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing	11,010
Repayment	(3,267)
Others	2,627
Ending	10,370
Channel Corporation
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing	6,000
Repayment	(3,000)
Ending	₩ 3,000